Prepaid Expenses	6 Months Ended
Jun. 30, 2018
Prepaid Expenses
Prepaid Expenses	Note (3) Prepaid expenses Prepaid expenses repaid expenses of $25,170 at June 30, 2018 and $4,196 at December 31, 2017, consist of VAT paid to be refunded from the Israel VAT authority.